Note 20 - Stock Split Disclosure (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Effect of Stock Split [Table Text Block]
For the year ended
December 31, 2018
Restated net income per common share - basic	$1.92
Restated net income per common share - diluted	$1.91
Restated weighted-average common shares issued	7,232,238
Restated average treasury stock shares	(772,330)
Restated average shares outstanding - basic	6,459,908
Restated stock options and restricted stock	27,906
Restated average shares outstanding - diluted	6,487,814
Restated period ending shares oustanding	6,488,664
Restated treasury shares outstanding	772,330